Note 24 - Emergence from Voluntary Reorganization under Chapter 11 Proceedings (Details) - USD ($)							1 Months Ended	3 Months Ended
	Sep. 03, 2014	May 20, 2014	Sep. 03, 2013	Aug. 23, 2013	Jul. 18, 2013	Feb. 01, 2013	Aug. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Jun. 17, 2013
Reorganization [Line Items]
Stock Authorized (in Shares)									560,000,000
Preferred Stock, Shares Authorized (in Shares)									60,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0
Common Stock, Shares Authorized (in Shares)									500,000,000
Common Stock, Par or Stated Value Per Share									$ 0.01	$ 0.01
Proceeds from Issuance of Other Long-term Debt			$ 669,000,000
Payments for Administrative Priority or Secured Claims				$ 94,000,000
Stockholders Percentage of Outstanding Common Stock, Potentially Requiring Securities Offering			25.00%
Registration Rights Agreement Condition for Demanding a Shelf Registration Statement, Percentage Ownership	10.00%
Registration Rights Agreement, Condition For Demanding a Shelf Registration Statement, Minimum Aggregate Market Value	$ 75,000,000
Bankruptcy Claims, Amount of Claims Filed			$ 2,800,000,000
Bankruptcy Claims, Amount of Claims Settled			29,000,000
Litigation Settlement, Amount		$ 49,000,000	18,000,000
Percentage of Liability Above $99 Million		50.00%
Amended EBP Settlement Agreement Prior to Implementation Amount Held in Separate Trust and Escrow Account											$ 49,000,000
Other Postretirement Benefits Payments								$ 7,500,000
Debtor Reorganization Items, Provision for Expected Allowed Claims							$ 27,000,000
Unsecured Pre-Petition Claim [Member]
Reorganization [Line Items]
Bankruptcy Claims, Amount of Claims Settled						$ 70,000,000
Intellectual Property [Member]
Reorganization [Line Items]
Proceeds from Sale of Intangible Assets						$ 530,000,000
Subject To Repayment [Member]
Reorganization [Line Items]
Proceeds from Divestiture of Businesses			35,000,000
Cash Payment [Member]
Reorganization [Line Items]
Proceeds from Divestiture of Businesses			200,000,000
Administrative Claims [Member]
Reorganization [Line Items]
Bankruptcy Claims, Amount Paid to Settle Claims			15,000,000
General Unsecured Claim [Member]
Reorganization [Line Items]
Bankruptcy Claims, Amount of Claims Filed			635,000,000
Settlement Parties [Member]
Reorganization [Line Items]
Bankruptcy Claims, Amount of Claims Filed					$ 244,000,000
Paid In Cash [Member]
Reorganization [Line Items]
Proceeds from Divestiture of Businesses			525,000,000
Net Cash Considerations [Member]
Reorganization [Line Items]
Proceeds from Divestiture of Businesses			325,000,000
KPP Note [Member]
Reorganization [Line Items]
Proceeds from Divestiture of Businesses			125,000,000
Historical [Member]
Reorganization [Line Items]
Environmental Expense and Liabilities		$ 99,000,000
KPP Holdco [Member]
Reorganization [Line Items]
Proceeds from Divestiture of Businesses			$ 650,000,000
Issued To Unsecured Creditors And Backstop Parties [Member]
Reorganization [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			34,000,000
Shares Issued, Price Per Share (in Dollars per share)			$ 11.94
Proceeds from Issuance of Common Stock			$ 406,000,000
Issued to Backstop Parties Payment for Fees [Member]
Reorganization [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)			1,700,000
Holders of General Unsecured and Retiree Committee Unsecured Claims [Member] | Common Stock [Member]
Reorganization [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			6,000,000
Holders of General Unsecured and Retiree Committee Unsecured Claims [Member] | Exercise Price of 14.93 [Member] | Common Stock [Member]
Reorganization [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			2,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 14.93
Holders of General Unsecured and Retiree Committee Unsecured Claims [Member] | Exercise price of 16.12 [Member] | Common Stock [Member]
Reorganization [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			2,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 16.12
Backstop Parties [Member]
Reorganization [Line Items]
Stockholders Percentage of Outstanding Common Stock, Potentially Requiring Securities Offering			10.00%
Minimum Aggregate Market Value of Potential Stock Issuance			$ 75,000,000
Exit Facility [Member]
Reorganization [Line Items]
Proceeds from Issuance of Other Long-term Debt			695,000,000
ABL Credit Facility [Member]
Reorganization [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 200,000,000